Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current
Bank borrowings - secured	¥ 23,470	¥ 23,770
Bank borrowings - non-secured		10,060
Other borrowings - secured	54,137	42,101
Non-current borrowings, total	77,607	75,931
Current
Bank borrowings - secured	82,680	38,491
Bank borrowings - non-secured		39,575
Other borrowings - secured	73,528	57,748
Current borrowings, total	156,208	135,814
Borrowings, total	¥ 233,815	¥ 211,745
Effective interest rate on the borrowings	6.90%